Note 11 - Loss Per Share (Details) - Antidilutive Securities Excluded from Earnings (Loss) Per Share - shares shares in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	1,219	1,959	2,495
Unvested Restricted Shares and Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	3,104	2,872	1,430